Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
NET INCOME	R$ 2,062,869	R$ 1,444,004	R$ 1,118,255
Gain (losses) on actuarial liabilities
Post employment benefits	(186,628)	(58,354)	(46,506)
Taxes on other comprehensive income	63,444	19,994	16,827
Items that may be reclassified to profit or loss
Adjustments related to financial assets	0	0	26,138
Taxes on other comprehensive income	0	0	(8,888)
Realization - gain on financial assets, net of tax	0	0	(18,909)
Total comprehensive income, net of taxes	(123,184)	(38,360)	(31,338)
TOTAL COMPREHENSIVE INCOME	1,939,685	1,405,644	1,086,917
Attributed to controlling shareholders	1,862,489	1,368,549	1,002,411
Attributed to non-controlling interest	R$ 77,196	R$ 37,095	R$ 84,506